Stock-Based Compensation (Details) - Summary of summary of stock option activity - USD ($)	9 Months Ended	12 Months Ended
	Oct. 01, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Summary Of Summary Of Stock Option Activity Abstract
Number of shares, outstanding, beginning balance	4,970,395	2,135,454	1,968,580
Number of shares, Options granted	2,164,946	3,088,350	212,434
Number of shares, Options exercised	(67,292)	(162,034)	(7,245)
Number of shares, Options canceled	(142,218)	(91,376)	(38,315)
Number of shares, outstanding, ending balance	6,925,855	4,970,395	2,135,454	1,968,580
Number of shares, Vested and expected to vest	6,925,855	4,970,395
Number of shares, Vested and exercisable	3,037,856	2,794,862
Weighted average exercise price per share, outstanding, beginning balance	$ 4.87	$ 0.62	$ 0.58
Weighted average exercise price per share, Options granted	5.18	7.45	0.89
Weighted average exercise price per share, Options exercised	0.83	0.48	0.83
Weighted average exercise price per share, Options canceled	9.46	0.83	0.62
Weighted average exercise price per share, outstanding, ending balance	4.91	4.87	$ 0.62	$ 0.58
Weighted average exercise price per share, Vested and expected to vest	4.91	4.87
Weighted average exercise price per share, Vested and exercisable	$ 5.16	$ 4.35
Weighted Average Contractual Term (Years), outstanding, ending balance	7 years 9 months 18 days	6 years 11 months 26 days	6 years 11 months 26 days	7 years 10 months 13 days
Weighted Average Contractual Term (Years), Vested and expected to vest	7 years 9 months 18 days	6 years 11 months 26 days
Weighted Average Contractual Term (Years), Vested and exercisable	6 years 4 months 24 days	6 years 3 months 14 days
Aggregate intrinsic value (in thousands), outstanding beginning balance	$ 34,180,000	$ 2,263,000	$ 1,044,000
Aggregate intrinsic value (in thousands), outstanding ending balance	2,727,000	34,180,000	$ 2,263,000	$ 1,044,000
Aggregate intrinsic value (in thousands), Vested and expected to vest	2,727,000	34,180,000
Aggregate intrinsic value (in thousands),Vested and exercisable	$ 2,245,000	$ 22,204,000